Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

(a)
Placement of $100,000 Bond Offering: On July 2, 2025, the Company announced that it has successfully placed $100,000 of bonds in the Nordic bond market. An application will be made for the bonds to be listed on the Oslo Stock Exchange. The new bonds are due to mature in July 2029 and will pay a fixed coupon of 9.875% per annum, payable semi-annually in arrears and were priced at 97% of par. The bonds are secured in part by first priority mortgages over the Company’s two oldest tanker vessels, the “P. Monterey” and the “P. Sophia”. The offering closed on July 17, 2025, and the Company received net proceeds of $94,748, which shall be used for tanker acquisitions or bond repurchases. In case any collateral vessel is sold (including the “P. Sophia” for which a potential sale agreement was signed in April 2025 (Note 6)), then the Company, at its discretion, can either keep the sale proceeds in a re-investment account within contractually specified period of time, for the sole purpose of buying additional tanker vessels on which security will be granted, or to repay with the sale proceeds similar part of the bond. The bond agreement also includes customary informational and financial covenants and requires a minimum cash liquidity at all times during the bond period. The Company is permitted to make dividend distributions, provided that no events of default exist, and up to a certain percentage of the Company’s net profits.

(b)
Alpha Bank Loan Refinance: On July 23, 2025, the Company, through its subsidiaries Garu Shipping Company Inc. and Arbar Shipping Company Inc., signed a new loan agreement with Alpha Bank for an aggregate amount of $29,750, with the purpose of refinancing their existing indebtedness with the lenders (Note 7). The new loan agreement extends the maturity of the loan to five years from drawing, reduces the applicable margin to 1.90% and includes financial and informational covenants similar to the two previously existing loan agreements with Alpha Bank. On July 24, 2025, the Company drew down in full the amount of $29,750 and repaid an equal amount in respect of the indebtedness of the old loan agreements with Alpha Bank, which were consequently terminated.

(c)
Delivery of Newbuilding Vessel to the Company and Effectiveness of Sale and Lease-Back Agreement: On July 29, 2025, the Company took delivery of its newbuilding vessel Hull 1515, which was renamed “P. Massport”, and paid the last installment to the shipyard, along with extra costs, amounting to $35,036. On the same time, as part of a previously signed sale and lease back agreement with an unaffiliated Japanese third party, the Company delivered the vessel to the new buyers collecting the financing amount of $44,250 and chartered back the vessel for eight years on a bareboat basis. The Company has continuous options to repurchase the vessel at predetermined rates following the second anniversary of the bareboat charter, and in case the Company does not exercise its call option by the end of the eighth year, then the owners can exercise their put option according to which the Company will be obliged to purchase the vessel.